Equity Plans - (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value [Table Text Block]
A summary of activity related to stock option is summarized as below:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	11,468,275	$0.36
Granted	1,750,000	$0.96
Exercised	(2,768,568)	$0.27
Forfeited and expired	(1,603,804)	$0.27

Outstanding - December 31, 2022	8,845,903	$0.38	7.2	$3,103

Exercisable - December 31, 2022	5,464,027	$0.40	7.2	$1,780

Schedule of Activity Related to Restricted Stock Units
A summary of activity related to RSUs is summarized as below:

	RSUs	Weighted Average Fair Value Per Share
Non-vested shares at December 31, 2021	5,388,455	$3.93
Granted	17,782,607	$4.92
Vested	(7,007,789)	$4.99
Forfeited	(4,830,682)	$5.03

Non-vested shares at December 31, 2022	11,332,591	$4.36

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
The table below summarizes the total stock-based compensation expenses for the year ended December 31, 2022 and 11 months ended December 31, 2021:

	Year Ended December 31, 2022	11 Months Ended December 31, 2021

Research and development	$14,092	$975
Selling and marketing expenses	2,109	106
General and administrative expenses	28,611	684

Total stock-based compensation expenses	$44,812	$1,765

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions

	12 Months ended Decemb er 31, 2022		11 Months ended December 31, 2021
	Time based ve sti ng awards	Market based vesting awards

Expected volatility	150%	150%	46.8%
Weighted-average risk-free interest rate	3.77%	3.76%	1.07%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5.85	5.0	6.1 years
Exercise price/Stock price	$0.96	$0.96	$0.21